Group Variable Annuity Contracts

Separate Account Eleven

Chicago Public Schools

Hartford Life Insurance Company

File No. 333-72042

Supplement Dated July 18, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated July 18, 2007, to your Prospectus

HARTFORD CAPITAL APPRECIATION HLS FUND:

Effective July 30, 2007, Hartford Capital Appreciation HLS Fund will re-open to all investors. All references in the prospectus to the fund being closed are deleted.

This supplement should be retained with the prospectus for future reference.